Subsequent Events (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

16. SUBSEQUENT EVENTS
Distributions—Distributions paid to stockholders and OP unit holders of record subsequent to June 30, 2018, were as follows (in thousands):

Month	Date of Record	Distribution Rate	Date Distribution Paid	Gross Amount of Distribution Paid	Distribution Reinvested through the DRIP	Net Cash Distribution
June	6/15/2018	$0.05583344	7/2/2018	$12,672	$3,962	$8,710
July	7/16/2018	$0.05583344	8/1/2018	12,439	—	12,439
In August 2018 our Board authorized distributions for September, October, and November 2018 to the stockholders of record at the close of business on September 17, 2018, October 15, 2018, and November 15 2018, respectively, equal to a monthly amount of $0.05583344 per share of common stock. OP unit holders will receive distributions at the same rate as common stockholders.

20. SUBSEQUENT EVENTS
Distributions—Distributions paid to stockholders and OP unit holders of record subsequent to December 31, 2017, were as follows (in thousands):

Month	Date of Record	Distribution Rate	Date Distribution Paid	Gross Amount of Distribution Paid	Distribution Reinvested through the DRIP	Net Cash Distribution
December	12/1/2017 - 12/31/2017	$0.00183562	1/2/2018	$13,017	$4,354	$8,663
January	1/16/2018	$0.05583344	2/1/2018	12,789	4,228	8,561
February	2/15/2018	$0.05583344	3/1/2018	12,807	4,186	8,621
In February 2018 our Board authorized distributions for March, April, and May 2018 to the stockholders of record at the close of business on March 15, 2018, April 16, 2018, and May 15, 2018, respectively, equal to a monthly amount of $0.05583344 per share of common stock. OP unit holders will receive distributions at the same rate as common stockholders.
Beginning January 1, 2018, we pay distributions to stockholders and OP unit holders based on monthly record dates. We expect to pay these distributions on the first business day after the end of each month. The 2018 monthly distribution rate is currently at the same annual distribution rate as 2017.
Acquisitions—Subsequent to December 31, 2017, we executed the following asset acquisition (dollars in thousands):

Property Name	Location	Anchor Tenant	Acquisition Date	Purchase Price	Square Footage	Leased % of Rentable Square Feet at Acquisition
Shoppes of Lake Village	Leesburg, FL	Publix	2/26/2018	$8,400	135,437	71.3%
Grocer Bankruptcy—On March 21, 2018, Southeastern Grocers, the parent company of Winn Dixie and Bi-Lo, filed for bankruptcy. We have eight grocery stores operated by subsidiaries of Southeastern Grocers in our portfolio. We do not expect this bankruptcy to have a material impact on our consolidated financial statements.